CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividend paid per share (in dollars per share)	$ 0.710	$ 0.610	$ 0.515
Deferred Compensation Arrangement with Individual, Shares Issued	5,848	6,572	2,455
Deferred Compensation Arrangement With Shares Divested	1,265	621	3,650